Provision for Income Tax (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Provision for Income Tax (Details) [Line Items]
Ownership percentage			67.40%
Income tax expense	$ 129,000		$ 129,000
Effective income tax rate	0.00%	0.00%	(23.60%)	0.00%	0.00%	0.00%
U.S. statutory tax rate			21.00%		21.00%	21.00%
Income tax expense					$ 0	$ 0
Increase (decrease) in valuation allowance					55,100,000	$ 100,000
Domestic Tax Authority [Member]
Provision for Income Tax (Details) [Line Items]
Net operating loss carryforwards					$ 15,100,000
State and Local Jurisdiction [Member]
Provision for Income Tax (Details) [Line Items]
Net operating loss carryforwards							$ 7.2